LOANS RECEIVABLE	12 Months Ended
Mar. 31, 2023
Credit Loss [Abstract]
LOANS RECEIVABLE

NOTE 3 – LOANS RECEIVABLE

As of March 31, 2023 and 2022, loan receivables consists of the following:

Name	March 31, 2023	March 31, 2022

Superinet Inc.	$–	$131,036

On June 2, 2020, the Company signed a loan agreement to provide a loan of $64,024 (C$80,000) to Superinet Inc., a third party. The loan has a term of 2 years with a fixed interest rate of 2% per annum. The repayments are scheduled as: repayment of the first-year interest at end of the first year, and repayment of the second-year interest plus the principal upon maturity. If any repayment is default, the repayment date could be extended upon mutual agreement and the interest rate will be increased to 4% per annum. On July 15, 2020, the Company entered a second loan agreement with Superinet Inc. for an additional amount of $64,024 (C$80,000). All other terms remained the same as the first loan above. The accrued interest income (March 31, 2022: $2,988) and the principal balances for the two loans to Superinet Inc. has been fully received during the year ended March 31, 2023.